Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Value Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

EMV-QTLY-0920
1.9898213.100

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Bailiwick of Jersey - 0.5%
Polymetal International PLC	111,199	$2,758,352
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	1,542,000	1,577,753
Credicorp Ltd. (United States)	8,439	1,073,188
Haier Electronics Group Co. Ltd.	591,000	2,588,903
Kunlun Energy Co. Ltd.	2,096,000	1,752,459

TOTAL BERMUDA		6,992,303

Brazil - 3.8%
Banco do Brasil SA	619,700	3,989,136
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	180,300	2,103,163
Embraer SA (a)	369,000	538,304
Hypermarcas SA	210,000	1,454,064
JBS SA	518,100	2,139,321
Kroton Educacional SA	929,800	1,475,831
TIM Participacoes SA	421,300	1,272,004
Vale SA	854,300	9,942,309

TOTAL BRAZIL		22,914,132

Cayman Islands - 18.0%
Agile Property Holdings Ltd.	766,000	971,547
Alibaba Group Holding Ltd. sponsored ADR (a)	140,750	35,331,065
China Conch Venture Holdings Ltd.	435,500	1,871,173
China Medical System Holdings Ltd.	732,000	886,866
China Resources Cement Holdings Ltd.	1,140,000	1,559,165
China Yongda Automobiles Services Holdings Ltd.	653,000	671,511
Evergrande Real Estate Group Ltd.	1,443,000	4,049,553
Geely Automobile Holdings Ltd.	2,699,000	5,676,387
Kingboard Chemical Holdings Ltd.	355,000	1,037,476
Meituan Dianping Class B (a)	105,200	2,604,787
SINA Corp. (a)	31,532	1,272,316
Tencent Holdings Ltd.	548,600	37,632,976
Vipshop Holdings Ltd. ADR (a)	200,951	4,575,654
WH Group Ltd. (b)	4,961,500	4,410,763
Xinyi Glass Holdings Ltd.	1,332,000	1,952,379
YY, Inc. ADR (a)	30,241	2,413,837
Zhen Ding Technology Holding Ltd.	309,000	1,420,714

TOTAL CAYMAN ISLANDS		108,338,169

Chile - 0.5%
Cencosud SA	225,081	392,151
Enersis SA	18,425,031	2,858,696

TOTAL CHILE		3,250,847

China - 12.9%
Agricultural Bank of China Ltd. (H Shares)	14,901,000	5,287,247
Air China Ltd. (H Shares)	1,014,000	629,310
Bank Communications Co. Ltd. (H Shares)	11,255,000	6,244,468
Bank of China Ltd. (H Shares)	23,184,000	7,720,483
China Cinda Asset Management Co. Ltd. (H Shares)	4,655,000	876,908
China CITIC Bank Corp. Ltd. (H Shares)	6,115,000	2,666,826
China Communications Construction Co. Ltd. (H Shares)	2,334,000	1,358,185
China Construction Bank Corp. (H Shares)	17,335,000	12,639,480
China Everbright Bank Co. Ltd. (H Shares)	1,601,000	601,126
China Minsheng Banking Corp. Ltd. (H Shares)	3,066,500	1,930,831
China National Building Materials Co. Ltd. (H Shares)	2,038,000	3,160,750
China Petroleum & Chemical Corp. (H Shares)	4,508,000	1,920,502
China Railway Construction Corp. Ltd. (H Shares)	996,000	795,484
China Railway Group Ltd. (H Shares)	2,036,000	1,029,782
China Shenhua Energy Co. Ltd. (H Shares)	1,791,500	2,986,488
China Telecom Corp. Ltd. (H Shares)	7,306,000	2,169,339
Dongfeng Motor Group Co. Ltd. (H Shares)	1,308,000	936,661
Great Wall Motor Co. Ltd. (H Shares)	1,630,500	1,592,569
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,492,000	1,426,489
Guangzhou R&F Properties Co. Ltd. (H Shares)	682,000	785,810
Industrial & Commercial Bank of China Ltd. (H Shares)	16,750,000	9,814,521
People's Insurance Co. of China Group Ltd. (H Shares)	3,724,000	1,210,854
Ping An Insurance Group Co. of China Ltd. (H Shares)	22,000	232,127
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	4,918,000	2,709,554
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	444,100	788,462
Sinopharm Group Co. Ltd. (H Shares)	708,000	1,686,345
TravelSky Technology Ltd. (H Shares)	439,000	843,980
Weichai Power Co. Ltd. (H Shares)	1,024,000	2,209,112
Yanzhou Coal Mining Co. Ltd. (H Shares)	886,000	691,625
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	288,500	1,012,503

TOTAL CHINA		77,957,821

Colombia - 0.2%
Grupo Nutresa SA	134,914	730,046
Interconexion Electrica SA ESP	101,557	522,340

TOTAL COLOMBIA		1,252,386

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	26,347	527,989
Egypt - 0.1%
Commercial International Bank SAE	142,499	566,605
Greece - 0.1%
Jumbo SA	42,944	840,232
Hong Kong - 3.3%
China Merchants Holdings International Co. Ltd.	692,000	791,975
China Mobile Ltd.	1,390,000	9,488,333
China Overseas Land and Investment Ltd.	1,965,000	5,983,510
China Unicom Ltd.	3,064,000	1,704,278
Lenovo Group Ltd.	3,292,000	1,983,619

TOTAL HONG KONG		19,951,715

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	237,690	1,395,910
India - 10.2%
Aurobindo Pharma Ltd.	148,227	1,730,370
Bharti Infratel Ltd.	448,835	1,150,844
Cipla Ltd.	169,611	1,630,344
Coal India Ltd.	786,747	1,357,275
Dr. Reddy's Laboratories Ltd.	23,429	1,416,801
Dr. Reddy's Laboratories Ltd. sponsored ADR	19,368	1,177,574
GAIL India Ltd.	571,118	736,767
HCL Technologies Ltd.	571,767	5,381,875
Hero Motocorp Ltd.	51,612	1,843,827
Hindalco Industries Ltd.	472,789	1,029,256
Hindustan Unilever Ltd.	95,939	2,829,893
Infosys Ltd.	454,483	5,835,423
Infosys Ltd. sponsored ADR	374,889	4,817,324
ITC Ltd.	1,540,564	3,992,265
JSW Steel Ltd.	534,824	1,572,277
Lupin Ltd.	116,747	1,443,833
Mahindra & Mahindra Ltd.	320,904	2,597,601
Maruti Suzuki India Ltd.	63,718	5,326,347
NTPC Ltd.	1,158,082	1,344,810
Oil & Natural Gas Corp. Ltd.	1,593,153	1,665,028
Reliance Industries Ltd.	55,303	1,525,852
Sun Pharmaceutical Industries Ltd.	547,540	3,885,838
Tata Motors Ltd. (a)	366,233	506,854
Tata Motors Ltd. sponsored ADR (a)	58,200	396,924
Tech Mahindra Ltd.	243,700	2,217,273
Vedanta Ltd. (a)	480,229	729,446
Vedanta Ltd. sponsored ADR	100,389	604,342
Wipro Ltd.	722,490	2,709,338

TOTAL INDIA		61,455,601

Indonesia - 1.4%
PT Adaro Energy Tbk	8,446,100	631,751
PT Astra International Tbk	10,679,600	3,762,034
PT Bank Negara Indonesia (Persero) Tbk	3,936,700	1,244,570
PT Indofood Sukses Makmur Tbk	2,315,300	1,026,169
PT Telekomunikasi Indonesia Tbk Series B	8,405,700	1,753,261

TOTAL INDONESIA		8,417,785

Korea (South) - 12.7%
Daelim Industrial Co.	14,330	1,002,978
GS Engineering & Construction Corp.	38,394	865,250
Hana Financial Group, Inc.	158,245	3,903,657
Hankook Tire Co. Ltd.	41,966	914,166
Hyundai Mobis	35,691	6,133,243
Hyundai Motor Co.	69,272	7,327,704
Industrial Bank of Korea	143,151	970,811
KB Financial Group, Inc.	207,172	6,108,448
Kia Motors Corp.	141,045	4,764,954
LG Electronics, Inc.	56,939	3,366,270
POSCO	37,212	5,982,480
Samsung Electronics Co. Ltd.	590,989	28,613,937
Shinhan Financial Group Co. Ltd.	189,774	4,744,286
Woori Financial Group, Inc.	262,846	1,868,271

TOTAL KOREA (SOUTH)		76,566,455

Kuwait - 0.6%
Agility Public Warehousing Co. KSC	565,358	1,184,965
Kuwait Finance House KSCP	300,218	568,286
Mobile Telecommunication Co.	1,036,955	1,867,776

TOTAL KUWAIT		3,621,027

Malaysia - 2.0%
AMMB Holdings Bhd	1,003,300	687,422
Bumiputra-Commerce Holdings Bhd	3,506,200	2,975,764
Genting Bhd	1,230,900	1,117,017
Genting Malaysia Bhd	1,665,600	898,229
IHH Healthcare Bhd	946,800	1,209,486
MISC Bhd	705,900	1,314,263
PPB Group Bhd	373,700	1,739,643
RHB Capital Bhd	1,432,400	1,696,372
Sime Darby Bhd	1,402,300	720,895

TOTAL MALAYSIA		12,359,091

Mexico - 1.4%
Alfa SA de CV Series A	1,129,500	611,062
America Movil S.A.B. de CV Series L	8,671,300	5,450,977
CEMEX S.A.B. de CV unit	7,375,400	2,260,177

TOTAL MEXICO		8,322,216

Netherlands - 0.4%
X5 Retail Group NV GDR (Reg. S)	58,614	2,201,542
Philippines - 0.9%
Ayala Corp.	122,440	1,820,220
JG Summit Holdings, Inc.	1,013,520	1,291,515
Philippine Long Distance Telephone Co.	41,800	1,132,550
Universal Robina Corp.	382,750	956,328

TOTAL PHILIPPINES		5,200,613

Poland - 0.7%
KGHM Polska Miedz SA (Bearer) (a)	70,384	2,368,778
Polski Koncern Naftowy Orlen SA	153,440	2,182,782

TOTAL POLAND		4,551,560

Qatar - 0.8%
Barwa Real Estate Co. (a)(c)	933,001	811,027
Ooredoo Qsc (a)(c)	375,359	690,718
Qatar National Bank SAQ (a)(c)	720,638	3,562,616

TOTAL QATAR		5,064,361

Russia - 2.4%
Gazprom OAO	3,019,490	7,426,141
Inter Rao Ues JSC	18,700,000	1,454,654
Surgutneftegas OJSC	8,214,800	4,111,827
VTB Bank OJSC	2,668,540,016	1,384,966

TOTAL RUSSIA		14,377,588

Saudi Arabia - 1.9%
SABIC	123,126	2,918,596
Samba Financial Group	350,354	2,410,178
Saudi Telecom Co.	236,335	6,125,150

TOTAL SAUDI ARABIA		11,453,924

Singapore - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	1,298,700	870,267
South Africa - 3.8%
Absa Group Ltd.	380,275	1,763,697
Aspen Pharmacare Holdings Ltd. (a)	202,254	1,567,036
Life Healthcare Group Holdings Ltd.	772,153	784,632
Mr Price Group Ltd.	136,226	1,009,636
MTN Group Ltd.	903,821	3,126,989
Naspers Ltd. Class N	29,732	5,409,774
Nedbank Group Ltd.	197,705	1,214,191
Netcare Ltd.	770,946	613,374
Sasol Ltd. (a)	278,743	2,221,628
Sibanye Stillwater Ltd. (a)	1,122,171	3,174,389
Spar Group Ltd.	101,576	980,478
Tiger Brands Ltd.	94,205	971,768

TOTAL SOUTH AFRICA		22,837,592

Taiwan - 13.1%
ASUSTeK Computer, Inc.	368,000	2,713,439
AU Optronics Corp.	4,720,000	1,604,196
Catcher Technology Co. Ltd.	406,000	2,986,718
Cathay Financial Holding Co. Ltd.	3,595,000	4,848,512
Far Eastern Textile Ltd.	2,040,000	1,778,625
Foxconn Technology Co. Ltd.	524,000	967,264
Fubon Financial Holding Co. Ltd.	3,828,000	5,443,056
GlobalWafers Co. Ltd.	113,000	1,622,148
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,482,000	9,297,350
Innolux Corp.	4,708,000	1,330,849
Lite-On Technology Corp.	1,128,000	1,905,483
Nanya Technology Corp.	600,000	1,238,335
Pou Chen Corp.	1,341,000	1,212,572
Powertech Technology, Inc.	412,000	1,377,917
Radiant Opto-Electronics Corp.	245,000	1,043,015
Shin Kong Financial Holding Co. Ltd.	6,195,000	1,795,499
Sino-American Silicon Products, Inc.	278,000	927,866
Taiwan Semiconductor Manufacturing Co. Ltd.	1,659,000	24,088,923
Unified-President Enterprises Corp.	2,695,000	6,562,649
United Microelectronics Corp.	5,371,000	4,063,441
Yageo Corp.	151,000	2,000,511

TOTAL TAIWAN		78,808,368

Thailand - 1.7%
Charoen Pokphand Foods PCL	399,900	432,723
Charoen Pokphand Foods PCL (For. Reg.)	1,395,000	1,509,498
Kasikornbank PCL	154,600	401,494
Kasikornbank PCL (For. Reg.)	463,300	1,210,611
Krung Thai Bank PCL	424,500	134,060
Krung Thai Bank PCL (For. Reg.)	1,404,100	443,424
PTT Exploration and Production PCL	148,800	434,139
PTT Exploration and Production PCL (For. Reg.)	468,400	1,366,605
Siam Commercial Bank PCL	204,700	439,721
Siam Commercial Bank PCL (For. Reg.)	617,500	1,326,467
Thai Beverage PCL	4,896,700	2,296,626

TOTAL THAILAND		9,995,368

Turkey - 0.4%
Koc Holding A/S	578,168	1,336,905
Turkcell Iletisim Hizmet A/S	495,608	1,053,158

TOTAL TURKEY		2,390,063

United Arab Emirates - 0.4%
Emaar Properties PJSC (a)	1,719,783	1,203,284
Emirates NBD Bank PJSC	511,298	1,230,517

TOTAL UNITED ARAB EMIRATES		2,433,801

United Kingdom - 0.3%
Evraz PLC	263,282	994,275
Mediclinic International PLC	226,856	800,126

TOTAL UNITED KINGDOM		1,794,401

TOTAL COMMON STOCKS
(Cost $555,586,157)		579,468,084

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.9%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	289,300	2,132,364
Itausa-Investimentos Itau SA (PN)	1,869,900	3,824,718
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	770,200	3,277,730
Telefonica Brasil SA	233,400	2,355,678

TOTAL BRAZIL		11,590,490

Russia - 0.3%
AK Transneft OAO	822	1,491,827
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,373,942)		13,082,317

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.14% (d)
(Cost $33,089,566)	33,080,249	33,090,173
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $601,049,665)		625,640,574
NET OTHER ASSETS (LIABILITIES) - (3.8)%(e)		(22,691,219)
NET ASSETS - 100%		$602,949,355

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	142	Sept. 2020	$7,592,030	$603,994	$603,994

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,120,317 or 1.2% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes $800,300 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,709
Total	$2,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.